Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
Energy Portfolio
September 30, 2021
VNR-NPRT3-1121
1.807722.117
Common Stocks - 98.9%
	Shares	Value ($)
Energy Equipment & Services - 8.0%
Oil & Gas Drilling - 0.5%
Nabors Industries Ltd. (a)(b)	3,860	372,413
Nabors Industries Ltd. warrants 6/11/26 (a)	2,992	17,473
Odfjell Drilling Ltd. (a)	420,700	942,330
Shelf Drilling Ltd. (a)(c)	334,023	169,900
		1,502,116
Oil & Gas Equipment & Services - 7.5%
Baker Hughes Co. Class A	235,720	5,829,356
Cactus, Inc.	15,740	593,713
Championx Corp. (a)	27,990	625,856
Nextier Oilfield Solutions, Inc. (a)	411,930	1,894,878
Oceaneering International, Inc. (a)	97,570	1,299,632
ProPetro Holding Corp. (a)	203,400	1,759,410
Schlumberger Ltd.	106,789	3,165,226
Technip Energies NV	112,452	1,763,295
TechnipFMC PLC (a)(b)	388,580	2,926,007
		19,857,373
TOTAL ENERGY EQUIPMENT & SERVICES		21,359,489
Food Products - 0.5%
Agricultural Products - 0.5%
Darling Ingredients, Inc. (a)	17,070	1,227,333
Independent Power and Renewable Electricity Producers - 1.8%
Independent Power Producers & Energy Traders - 1.8%
The AES Corp.	16,820	384,001
Vistra Corp.	262,510	4,488,921
		4,872,922
Oil, Gas & Consumable Fuels - 88.6%
Coal & Consumable Fuels - 0.3%
Enviva Partners LP	12,330	666,930
Integrated Oil & Gas - 33.7%
BP PLC sponsored ADR	48,070	1,313,753
Cenovus Energy, Inc. (Canada)	905,900	9,133,383
Chevron Corp.	212,116	21,519,168
Exxon Mobil Corp.	640,218	37,657,623
Occidental Petroleum Corp.	185,520	5,487,682
Occidental Petroleum Corp. warrants 8/3/27 (a)	11,000	130,350
Royal Dutch Shell PLC Class B sponsored ADR	205,970	9,118,292
Total SA sponsored ADR	107,420	5,148,641
		89,508,892
Oil & Gas Exploration & Production - 37.0%
Antero Resources Corp. (a)	190,530	3,583,869
APA Corp.	295,160	6,325,279
Callon Petroleum Co. (a)(b)	23,255	1,141,355
Canadian Natural Resources Ltd.	277,020	10,128,530
Cimarex Energy Co.	52,910	4,613,752
ConocoPhillips Co.	219,789	14,895,101
Devon Energy Corp.	301,010	10,688,865
Diamondback Energy, Inc.	28,260	2,675,374
EOG Resources, Inc.	86,932	6,978,032
Extraction Oil & Gas, Inc. (a)	25,920	1,463,184
Hess Corp.	72,080	5,630,169
Magnolia Oil & Gas Corp. Class A	103,130	1,834,683
National Energy Services Reunited Corp. (a)	209,640	2,624,693
Northern Oil & Gas, Inc.	36,250	775,750
Ovintiv, Inc.	72,570	2,386,102
PDC Energy, Inc.	155,624	7,375,021
Pioneer Natural Resources Co.	74,944	12,478,925
Range Resources Corp. (a)	42,580	963,585
SM Energy Co.	34,730	916,177
Viper Energy Partners LP	45,260	988,931
		98,467,377
Oil & Gas Refining & Marketing - 8.0%
Marathon Petroleum Corp.	134,396	8,307,017
Phillips 66 Co.	77,342	5,416,260
Renewable Energy Group, Inc. (a)	9,830	493,466
Valero Energy Corp.	101,190	7,140,978
		21,357,721
Oil & Gas Storage & Transport - 9.6%
Cheniere Energy, Inc.	151,120	14,759,890
Energy Transfer LP	392,970	3,764,653
Golar LNG Ltd. (a)	91,010	1,180,400
Targa Resources Corp.	63,640	3,131,724
Teekay LNG Partners LP	62,100	965,655
The Williams Companies, Inc.	64,330	1,668,720
		25,471,042
TOTAL OIL, GAS & CONSUMABLE FUELS		235,471,962
TOTAL COMMON STOCKS (Cost $210,577,888)		262,931,706

Money Market Funds - 2.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (d)	3,694,835	3,695,574
Fidelity Securities Lending Cash Central Fund 0.06% (d)(e)	3,080,668	3,080,976
TOTAL MONEY MARKET FUNDS (Cost $6,776,550)		6,776,550

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $217,354,438)	269,708,256
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(3,886,805)
NET ASSETS - 100.0%	265,821,451

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $169,900 or 0.1% of net assets.

(d)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(e)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	180,256	75,684,247	72,168,863	853	(66)	-	3,695,574	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	187,133	18,323,006	15,429,163	1,350	-	-	3,080,976	0.0%
Total	367,389	94,007,253	87,598,026	2,203	(66)	-	6,776,550

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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